Fair values of financial instruments carried at fair value - Global Banking and Markets fair value adjustments (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	$ 784	$ 808
Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	50	40
Risk-related | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	626	650
Risk-related | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	50	40
– bid-offer | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	400	426
– bid-offer | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– uncertainty | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	72	86
– uncertainty | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	2	0
– credit valuation adjustment | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	195	245
– credit valuation adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	45	35
– debit valuation adjustment | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	(103)	(175)
– debit valuation adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– funding fair value adjustment | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	62	68
– funding fair value adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	3	5
– other | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– other | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
Model-related | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	74	61
Model-related | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– model limitation | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	74	61
– model limitation | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– other | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– other | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
Inception profit (Day 1 P&L reserves)1 | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	84	97
Inception profit (Day 1 P&L reserves)1 | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	$ 0	$ 0